SUBSEQUENT EVENT (Details) - Subsequent event ¥ in Millions	1 Months Ended
Feb. 17, 2025 CNY (¥)
Short term debt
SUBSEQUENT EVENT
Repayment of short-term bank borrowings	¥ 300.0
Secured long term debt
SUBSEQUENT EVENT
Repayment of long-term bank borrowings	¥ 33.6